Interests in associates and joint ventures - Key assumptions in value in use calculation (Details) - USD ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Bank of Communications Co., Limited
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%
Long-term asset growth rate	3.25%	3.25%
Discount rate	7.83%	8.08%
Expected credit losses as a percentage of customer advances in the long term	0.83%	0.87%
Risk-weighted assets as a percentage of total assets in the long term	63.00%	62.00%
Effective tax rate in the long-term	15.00%	15.00%
Capital adequacy ratio	12.50%	12.50%
Tier 1 capital adequacy ratio	9.50%	9.50%
Proportion of ownership interest in associate	16.00%
Bank of Communications Co., Limited | Discount rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.50%
Bank of Communications Co., Limited | Minimum
Disclosure of associates [line items]
Discount rate	7.10%	7.10%
Expected credit losses as a percentage of customer advances in the short to medium term	0.65%	0.67%
Risk-weighted assets as a percentage of total assets in the short to medium term	63.00%	62.00%
Loans and advances to customer growth rate	7.00%	7.50%
Operating income ratio	2.80%	0.50%
Cost-income ratio	36.50%	34.80%
Recoverable amount of asset or cash-generating unit	$ 14.8	$ 13.4
Fair value over five years	$ 7.5
Bank of Communications Co., Limited | Maximum
Disclosure of associates [line items]
Discount rate	8.80%	8.70%
Expected credit losses as a percentage of customer advances in the short to medium term	0.77%	0.87%
Risk-weighted assets as a percentage of total assets in the short to medium term		64.20%
Loans and advances to customer growth rate	7.50%	8.00%
Operating income ratio	7.00%	7.40%
Cost-income ratio	39.30%	40.00%
Recoverable amount of asset or cash-generating unit	$ 32.6	$ 31.0
Fair value over five years	$ 13.1
Saudi Awwal Bank
Disclosure of associates [line items]
Proportion of ownership interest in associate	31.00%